Employees	12 Months Ended
Dec. 31, 2023
Employees [Abstract]
Employees	Employees
The Group’s average workforce during the periods ended December 31, 2021, 2022 and 2023 was as follows:

HEADCOUNTS	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
France	27	23	28
United States	—	—	12
Total	27	23	40